Cover	Aug. 18, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Aug. 18, 2026
Registrant Name	BULLFROG AI HOLDINGS, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	001-41600
Entity Tax Identification Number	84-4786155
Entity Address, Address Line One	325 Ellington Blvd, Unit 317
Entity Address, City or Town	Gaithersburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20878
City Area Code	240
Local Phone Number	658-6710
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Central Index Key	0001829247
Amendment Flag	false
Common Stock $0.00001 Par Value Per Share
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	BFRG
Security Exchange Name	NASDAQ
Tradeable Warrants
Document Information [Line Items]
Title of 12(b) Security	Tradeable Warrants
Trading Symbol	BFRGW
Security Exchange Name	NASDAQ